UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-207639-04

Central Index Key Number of the issuing entity: 0001741276

California Republic Auto Receivables Trust 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207639

Central Index Key Number of the depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001603949

Mechanics Bank

(Exact name of issuing entity as specified in its charter)

John W. DeCero, (949) 270-9797

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Auto Receivables Trust 2018-1
(Issuing Entity)

Date: October 17, 2022	By:	Mechanics Bank
(Servicer)

/s/ John W. DeCero
	Name:	John W. DeCero
	Title:	Chief Executive Officer